UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:___
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mason Capital Management, LLC
Address: 110 East 59th Street, 30th Floor
         New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Grizzetti
Title:   Chief Financial Officer
Phone:   (212) 771-1206

Signature, Place, and Date of Signing:

/s/ John Grizzetti                      New York, New York     November 15, 2010
------------------------------------   --------------------    -----------------
/s/ by John Grizzetti with Express         [City, State]            [Date]
Permission

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                         -------------------

Form 13F Information Table Entry Total:          26
                                         -------------------

Form 13F Information Table Value Total:      $2,495,592
                                         -------------------
                                            (thousands)

Information for which the Reporting Manager is requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

Column 1                      Column 2    Column 3    Column 4         Column 5          Column 6   Column 7         Column 8
------------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                 VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER             CLASS       CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
AIRGAS INC                    COM         009363102   173,319    2,550,677  SH            Sole                 2,550,677
ALCON INC                   COM SHS       H01301102   221,387    1,327,338  SH            Sole                 1,327,338
ALLIANCE DATA SYSTEMS
  CORP                        COM         018581108     3,866       59,245  SH            Sole                    59,245
ALLIANCE DATA SYSTEMS
  CORP                        COM         018581108     2,600       25,207  SH  Call      Sole                    25,207
BABCOCK & WILCOX CO NEW       COM         05615F102   212,800   10,000,000  SH            Sole                10,000,000
BP PLC                   SPONSORED ADR    055622104   301,669    7,327,399  SH            Sole                 7,327,399
CAE INC                       COM         124765108    20,823    1,960,700  SH            Sole                 1,960,700
CIT GROUP INC               COM NEW       125581801   171,371    4,198,218  SH            Sole                 4,198,218
CLEAR CHANNEL OUTDOOR
  HLDGS                      CL A         18451C109    57,984    5,072,946  SH            Sole                 5,072,946
DELTA AIR LINES INC DEL     COM NEW       247361702       125       10,722  SH            Sole                    10,722
GOLDEN ENTERPRISES INC.       COM         381010107     1,803      556,417  SH            Sole                   556,417
HUBBELL INC                  CL A         443510102    17,555      357,537  SH            Sole                   357,537
MAGNA INTL INC               CL A         559222401     7,213       87,681  SH            Sole                    87,681
MBIA INC                      COM         55262C100    18,092    1,800,200  SH            Sole                 1,800,200
MCAFEE INC                    COM         579064106    53,451    1,131,000  SH            Sole                 1,131,000
MEAD JOHNSON NUTRITION
  CO                          COM         582839106    62,719    1,102,069  SH            Sole                 1,102,069
MOTOROLA INC                  COM         620076109    90,060   10,558,000  SH            Sole                10,558,000
PFIZER INC                    COM         717081103   188,731   10,991,900  SH            Sole                10,991,900
RAMBUS INC                    COM         750917106     7,949      381,437  SH            Sole                   381,437
SAUER-DANFOSS INC             COM         804137107    39,337    1,847,666  SH            Sole                 1,847,666
TERADYNE INC                  COM         880770102    87,171    7,825,000  SH            Sole                 7,825,000
UAL CORP                    COM NEW       902549807        89        3,750  SH            Sole                     3,750
UNITEDHEALTH GROUP INC        COM         91324P102   193,302    5,505,600  SH            Sole                 5,505,600
VERISIGN INC                  COM         92343E102   162,171    5,109,352  SH            Sole                 5,109,352
VERISIGN INC            SDCV 3.250% 8/1   92343EAD4   204,636  188,500,000  SH            Sole               188,500,000
WELLPOINT INC                 COM         94973V107   195,369    3,449,310  SH            Sole                 3,449,310